SHORT TEARM LOAN	12 Months Ended
Dec. 31, 2025
Short Tearm Loan
SHORT TEARM LOAN

NOTE 12 - SHORT TEARM LOAN:

On December 28, 2024, the Company entered into a Loan Agreement, dated as of December 27, 2024 (the “Abri Loan Agreement”), with Arbi Advisors Ltd. (“Abri”), pursuant to which the Company borrowed $1,000 from Abri. Pursuant to the Abri Loan Agreement, the Company agrees to pay to Abri at the June 30, 2025, maturity date, $1,400, which represents an original issue discount of 28.577%, plus interest on such amount at an absolute rate of 15%. During the period when any amounts under the Abri Loan Agreement are outstanding and remain due and payable, the Company shall not issue any other form of debt instrument ranking senior or pari passu to or with the obligations under the Abri Loan Agreement, whether in terms of payment or collateral, without the express prior written consent of Abri. Additionally, during the period when any amounts under the Abri Loan Agreement are outstanding and remain due and payable, if the Company undertakes, completes, agrees to complete, commits to complete, or otherwise sells any equity, or other securities fungible in any way into equity, warrants, options, preferred shares, convertible preferred shares, or any other form of equity-related instrument of the Company (a “Financing”), then the Company shall repay twenty percent (25.0%) of the then Loan Balance within three business days from the closing date of the Financing (a “Financing Repayment”). A Financing Repayment shall not reduce or otherwise diminish the amount due under the Abri Loan Agreement at the maturity of the loan, irrespective of the date of the Financing Repayment.

The Abri Loan Agreement contains customary Events of Default for transactions similar to the transactions contemplated by the Abri Loan Agreement. In the event of an Event of Default, subject to a three-day cure period, the loan balance due plus any Refinancing Repayment that may be due, then multiplied by 150%, shall become immediately due and payable by the Company to Abri (the “Default Payment Amount”). The Default Payment Amount shall compound interest at a monthly rate of 5.0% from the date it becomes due and payable up and until the date of payment. The Abri Loan Agreement contains representations and warranties made by each of the Company and Abri. As of 31 December 2024, the loan amount is $1,000.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)

NOTE 12 – SHORT TEARM LOAN (CONT.):

During 2025, following the occurrence of an Event of Default under the Abri Loan Agreement, the outstanding loan balance and accumulated interest was accelerated and increased by 150%, becoming immediately due and payable in accordance with the terms of the agreement.

During the second half of 2025, the Company repaid an aggregate amount of $500 in cash and entered into settlement agreement with Abri to convert the remaining outstanding loan balance and the accumulated interest into ordinary shares.

In connection with this settlement, the Company issued an aggregate of 58,288 ordinary shares.

As of December 31, 2025, the Company has no remaining obligations in respect of this liability.